EuroPac International Value Fund
SUMMARY SECTION EuroPac International Value Fund
Investment Objective
The Fund’s investment objective is income and long term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 50 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	EuroPac International Value Fund Class A
Maximum sales charge (load) imposed on purchases	4.50%
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20
Overnight check delivery fee	15
Retirement account annual maintenance fee and redemption fee requests	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses		EuroPac International Value Fund Class A
Management fees		1.15%
Distribution (Rule 12b-1) fees		0.25%
Other expenses		0.50%
Total annual fund operating expenses		1.90%
Fee waiver and/or expense reimbursements	[1]	(0.15%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.75%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.75% of average daily net assets of the Fund. This agreement is in effect until March 1, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
EuroPac International Value Fund Class A	620	1,006	1,417	2,561

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies located in Europe and the Pacific Rim. The Fund’s advisor considers a country to be part of Europe if it is part of the MSCI European indexes and part of the Pacific Rim if any of its borders touches the Pacific Ocean. In addition, under normal market conditions the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in non-US companies. The Fund will invest in large-, mid-, and small-capitalization companies that are considered by the Advisor to be value oriented and dividend paying companies. The Fund's investments in equity securities may also include preferred stock, convertible securities, warrants and options on equities and stock indices. The Fund may also invest in exchange-traded funds ("ETFs").

The Fund seeks to identify countries, and industries within those countries that are best positioned to perform relative to other countries and industries. In making this determination a number of considerations are taken into account such as expectations for change in valuation of foreign currency, changes in world demand for products or services, diversification of foreign trade practices, policy changes of the foreign government, and expectations for fundamental factors such as interest rates, inflation and GDP growth. Following selection of countries and industries, the Fund will use a bottom-up approach to select individual companies. A number of qualitative and quantitative factors are considered when selecting the companies such as dividend yield, valuation versus growth, capital structure, quality of management, corporate governance practices, liquidity, strengths and opportunities versus the peer group, and business specific risk. The Fund also seeks to identify companies with minimal revenue exposure to the U.S. markets. The Fund will generally hold 50 to 60 securities and seeks low portfolio turnover.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The Fund’s share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market. In addition, the Fund’s investments may underperform particular sectors of the equity market or the equity market as a whole.

Equity Securities Risk:

The value of the equity securities, of U.S. or non-U.S. issuers, held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. The stock market has been subject to significant volatility recently which has increased the risk associated with an investment in the Fund.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Geographic Risk related to Europe. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Unemployment in Europe has historically been high. Many Eastern European countries continue to move toward market economies, however, their markets remain relatively underdeveloped

Geographic Risk related to Pacific Rim. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Pacific Rim region than a fund that is more geographically diversified. The Pacific Rim region includes countries in all stages of economic development; however, it has a higher prevalence of “emerging market” countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

Small or Mid-Cap Company Risk. Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have a limited track record and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small and mid-sized company stocks, can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically

Liquidity Risk. Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Risks Affecting Specific Issuers. The value of an equity security may decline in response to developments affecting the specific issuer, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer’s competitive position.

Preferred Stock Risk. The prices of preferred stocks typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall.

Convertible Securities Risk. The value of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuers, and the ability of those issuers to repay principal and to make interest payments.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant can be exercised prudently.

Options on Stock and Stock Indices Risk. The Fund may not fully benefit from or may lose money on options if changes in their value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

ETF Risk. Investing in one or more ETFs will generally expose the Fund to the risks associated with owning the underlying securities the ETF is designed to track and to management and other risks associated with the ETF itself. The potential lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, as an ETF investor the Fund will bear a proportionate share of an ETF’s fees and expenses, which may adversely affect the Fund’s performance.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

Performance

The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Annual Total Returns For each calendar year at NAV

Highest Calendar Quarter Return at NAV	10.71%	Quarter Ended 3/31/12
Lowest Calendar Quarter Return at NAV	-20.65%	Quarter Ended 9/30/2011

Average Annual Total Returns EuroPac International Value Fund		1 Year	Since Inception	Inception Date
Class A		8.43%	1.38%	Apr 7, 2010
Class A - Return After Taxes on Distributions	[1]	8.28%	1.23%	Apr 7, 2010
Class A - Return After Taxes on Distributions and Sale of Fund Shares	[1]	6.09%	1.32%	Apr 7, 2010
MSCI World Ex USA Value Index (does not reflect deduction for fees, expenses or taxes)		17.29%	2.34%	Apr 7, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Morgan Stanley Capital International (MSCI) World Ex USA Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States.

EuroPac International Bond Fund
EuroPac International Bond Fund
Investment Objective
The Fund’s investment objective is current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 50 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	EuroPac International Bond Fund Class A
Maximum sales charge (load) imposed on purchases	4.50%
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20
Overnight check delivery fee	15
Retirement account annual maintenance fee and redemption fee requests	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses		EuroPac International Bond Fund Class A
Management fees		0.60%
Distribution (Rule 12b-1) fees		0.25%
Other expenses	[1]	0.43%
Total annual fund operating expenses		1.28%
Fee waiver and/or expense reimbursements	[1]	(0.13%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.15%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.15% of average daily net assets of the Fund. This agreement is in effect until March 1, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
EuroPac International Bond Fund Class A	562	825	1,109	1,915

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities of issuers located in Europe and the Pacific Rim. The Fund’s advisor considers a country to be part of Europe if it is part of the MSCI European indexes and part of the Pacific Rim if any of its borders touches the Pacific Ocean. Fixed income securities in which the Fund may invest include debt obligations of developed and emerging market governments, their agencies and instrumentalities, asset-backed securities, investment grade and non-investment grade corporate debt obligations, and convertible bonds. Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments. Investment grade fixed income securities include securities rated BBB- or higher by Standard & Poor's Corporation ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated by S&P or Moody's, determined by the Fund’s advisor to be of comparable quality. Although the Fund may invest in fixed income securities rated in any category, it will primarily invest in investment grade securities. The Fund may invest in securities, including sovereign debt securities, denominated in U.S. dollars or in foreign currencies.

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms. In addition, these securities may make principal payments that are fixed, variable or both. There is no limit on the maturity of any security held by the Fund. Although the Fund’s advisor expects to maintain an intermediate- to long-term weighted average maturity for the Fund, there are no maturity restrictions on the overall portfolio or on individual securities. In addition, the Fund may use derivatives, such as forward contracts and currency and interest rate swaps, as a hedge (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Fund’s advisor will first select foreign currency compositions based on an evaluation of various macroeconomic factors including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. Once the advisor establishes currency compositions, it will then select fixed income securities that it believes offer attractive income and/or capital appreciation potential with a reasonable level of risk. The Fund generally invests where relative combinations of fixed-income returns and currency exchange rates appear attractive. The Fund’s advisor may sell securities for a variety of reasons, but in most cases it will be to adjust the portfolio’s average maturity, credit quality or yield, or to change geographic or currency exposures.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk of Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The Fund’s debt security investments may underperform particular sectors of the debt market or the debt market as a whole.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Geographic Risk related to Europe. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Unemployment in Europe has historically been high. Many Eastern European countries continue to move toward market economies; however, their markets remain relatively underdeveloped

Geographic Risk related to Pacific Rim. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Pacific Rim region than a fund that is more geographically diversified. The Pacific Rim region includes countries in all stages of economic development; however, it has a higher prevalence of “emerging market” countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

Credit Risk. An issuer of a debt security or counterparty could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments in fixed income securities and preferred stock. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

Liquidity Risk. Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

High Yield (“Junk”) Bond Risk. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment-grade securities.

Derivatives Risk. To the extent the Fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses resulting from leverage. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

Performance

The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Annual Total Returns For each calendar year at NAV

Highest Calendar Quarter Return at NAV	4.49%	Quarter Ended 3/31/12
Lowest Calendar Quarter Return at NAV	-6.74%	Quarter Ended 9/30/2011

Average Annual Total Returns EuroPac International Bond Fund		1 Year	Since Inception	Inception Date
Class A		3.09%	2.10%	Nov 15, 2010
Class A - Return After Taxes on Distributions	[1]	2.01%	1.20%	Nov 15, 2010
Class A - Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.00%	1.28%	Nov 15, 2010
Citigroup Non USD World Government Bond Index (does not reflect deduction for fees, expenses or taxes)		1.51%	2.92%	Nov 15, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Citigroup Non-U.S. Dollar World Government Bond Index is an index of fixed rate government bonds with a maturity of one year or longer and amounts outstanding of at least U.S. $25 million.
EuroPac Hard Asset Fund
EuroPac Hard Asset Fund
Investment Objective
The Fund’s investment objectives are appreciation of capital and protection against inflation and secondarily current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 50 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	EuroPac Hard Asset Fund Class A
Maximum sales charge (load) imposed on purchases	4.50%
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20
Overnight check delivery fee	15
Retirement account annual maintenance fee and redemption fee requests	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses		EuroPac Hard Asset Fund Class A
Management fees		1.15%
Distribution (Rule 12b-1) fees		0.25%
Other expenses		0.98%
Acquired fund fees and expenses	[1]	0.07%
Total annual fund operating expenses		2.45%
Fee waiver and/or expense reimbursements	[2]	(0.63%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1][2]	1.82%
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.75% of average daily net assets of the Fund. This agreement is in effect until March 1, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
EuroPac Hard Asset Fund Class A	627	1,122	1,643	3,065

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in hard asset securities of companies located in Europe and the Pacific Rim. The Fund’s advisor defines hard asset securities as equity and fixed income securities of companies that derive at least 50% of gross revenue or profit from production or distribution of precious metals, natural resources, real estate or other commodities. The Fund’s advisor considers a country to be part of Europe if its index is part of the MSCI European indexes or part of the Pacific Rim if any of its borders touches the Pacific Ocean. The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest more of its assets in fewer positions than "diversified" mutual funds. The Fund may invest in securities, including sovereign debt securities, denominated in U.S. dollars or in foreign currencies.

The Fund may invest without limitation in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector. The Fund will invest in large-, mid-, and small-capitalization companies that are considered by the Fund’s advisor to be value oriented and dividend paying companies. The Fund's investments in equity securities will include common stock and may include preferred stock, convertible securities, warrants and options on equities and stock indices. The Fund may also invest in exchange-traded funds ("ETFs"), which are investment companies that invest in portfolios of securities designed to track particular market segments or indices and whose shares are bought and sold on securities exchanges. The Fund may also invest in real estate investment trust (“REITs”) which are securities that sells like a stock on the major exchanges and invests in real estate directly, either through properties or mortgages.

The Fund may invest in precious metals and inflation linked floating rate bonds denominated in foreign currencies. The Fund will normally invest in bonds that have remaining maturities at the time of purchase of five years or less, and short duration of less than 1 1/2 years. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security. Although the Fund may invest in bonds rated in any category, it will primarily invest in investment grade securities.

The Fund may use derivatives, such as commodity futures and currency and interest rate futures, as a hedge (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

In selecting investments for the Fund, the Advisor seeks to identify hard asset securities and other securities in countries and currencies that will be most effective as a hedge against inflation and the U.S. dollar weakness, and provide the best potential for capital appreciation, given the outlook on the economy. In making this determination the Advisor will assess the current world economic climate, and the potential for growth and inflation. The advisor will also attempt to target countries and currencies that it believes will provide long term capital appreciation and provide reliable protection against inflation and U.S. dollar weakness.

When current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality fixed income securities. When the Fund takes a temporary defensive position, it may not achieve its investment objective.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk of Equity Securities. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in the issuer’s financial condition and prospects and on overall market and economic conditions. The Fund’s share price may be affected by an overall decline in the stock market. In addition, the Fund’s investments may underperform particular sectors of the equity market or the equity market as a whole.

Small or Mid-Cap Company Risk. Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small and mid-sized company stocks, can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically

Market Risk of Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The Fund’s debt security investments may underperform particular sectors of the debt market or the debt market as a whole.

Hard Asset Sectors Risk. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Fund may be susceptible to financial, economic, political, or market events, as well as government regulation, impacting hard asset sectors (such as the precious metals, natural resources, and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Geographic Risk related to Europe. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Unemployment in Europe has historically been high. Many Eastern European countries continue to move toward market economies, however, their markets remain relatively underdeveloped

Geographic Risk related to Pacific Rim. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Pacific Rim region than a fund that is more geographically diversified. The Pacific Rim region includes countries in all stages of economic development; however, it has a higher prevalence of “emerging market” countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

Credit Risk. An issuer of a debt security or counterparty could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments in fixed income securities and preferred stock. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

Liquidity Risk. Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in emerging market countries.

Derivatives Risk. To the extent the Fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses resulting from leverage. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value.

Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

Performance

The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Annual Total Return For each calendar year at NAV

Highest Calendar Quarter Return at NAV	15.73%	Quarter Ended 9/30/12
Lowest Calendar Quarter Return at NAV	-8.24%	Quarter Ended 6/30/12

Average Annual Total Returns EuroPac Hard Asset Fund		1 Year	Since Inception	Inception Date
Class A		3.36%	(5.61%)	Jun 30, 2011
Class A - Return After Taxes on Distributions	[1]	3.26%	(5.86%)	Jun 30, 2011
Class A - Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.54%	(4.78%)	Jun 30, 2011
S&P Global Natural Resources Sector Index (does not reflect deduction for fees, expenses or taxes)		6.60%	(7.71%)	Jun 30, 2011
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The S&P Global Natural Resources Sector Index includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified, liquid and investable equity exposure across three primary commodity-related sectors: Agribusiness, Energy, and Metals & Mining.

EP China Fund
EP China Fund
Investment Objective
The Fund’s investment objective is long term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 50 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	EP China Fund Class A
Maximum sales charge (load) imposed on purchases	4.50%
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20
Overnight check delivery fee	15
Retirement account annual maintenance fee and redemption fee requests	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses		EP China Fund Class A
Management fees		1.15%
Distribution (Rule 12b-1) fees		0.25%
Other expenses		0.78%
Total annual fund operating expenses		2.18%
Fee waiver and/or expense reimbursements	[1]	(0.43%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.75%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.75% of average daily net assets of the Fund. This agreement is in effect until March 1, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
EP China Fund Class A	620	1,062	1,529	2,818

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. dollar denominated publicly traded stocks of companies of all capitalizations that are economically tied to China or its special administrative regions. In furtherance of its principal investment strategy, the Fund may purchase shares issued by Chinese companies that are listed on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, the Hong Kong Stock Exchange, or the New York Stock Exchange; shares issued by Hong Kong companies that are owned or controlled by Chinese government bodies and listed on the Hong Kong Stock Exchange; and shares of companies that conduct business in China but are listed in overseas markets. The Fund’s sub-advisor will focus the Fund’s investments in, but not limit them to, dividend-paying Chinese companies.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The Fund’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. In addition, the Fund’s investments may underperform particular sectors of the equity market or the equity market as a whole.

Equity Securities Risk. The value of the equity securities, of U.S. or non-U.S. issuers, held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. The stock market has been subject to significant volatility recently which has increased the risk associated with an investment in the Fund.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

China Specific Risk. There are specific risks associated with investing in China, including the risk of severe political or military disruption. The risk of nationalization, expropriation or confiscation of property may be higher in China than in other countries. In addition, China has a long history of tensions with its neighbors. There have been long-running territorial disputes with several neighbors including the continuing dispute over the status of Taiwan. Military conflict with other countries could disrupt economic development and could destabilize the entire region.

Small or Mid-Cap Company Risk. Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small and mid-sized company stocks, can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s sub-advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund

Performance

The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Annual Total Returns For each calendar year at NAV

Highest Calendar Quarter Return at NAV	18.78%	Quarter Ended 9/30/2010
Lowest Calendar Quarter Return at NAV	-26.82%	Quarter Ended 9/30/2011

Average Annual Total Returns EP China Fund		1 Year	Since Inception	Inception Date
Class A		12.68%	(2.05%)	Jul 31, 2009
Class A - Return After Taxes on Distributions	[1]	12.60%	(2.54%)	Jul 31, 2009
Class A - Return After Taxes on Distributions and Sale of Fund Shares	[1]	8.51%	(1.82%)	Jul 31, 2009
MSCI China Index (does not reflect deduction for fees, expenses or taxes)		22.75%	1.57%	Jul 31, 2009
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Morgan Stanley Capital International (MSCI) China Index is constructed according to the MSCI Global Investable Market Index (GIMI) family. The MSCI China Index is part of the MSCI Emerging Markets Index.

EP Asia Small Companies Fund
EP Asia Small Companies Fund
Investment Objective
The Fund’s investment objective is long term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 50 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	EP Asia Small Companies Fund Class A
Maximum sales charge (load) imposed on purchases	4.50%
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20
Overnight check delivery fee	15
Retirement account annual maintenance fee and redemption fee requests	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses		EP Asia Small Companies Fund Class A
Management fees		1.15%
Distribution (Rule 12b-1) fees		0.25%
Other expenses		1.14%
Total annual fund operating expenses		2.54%
Fee waiver and/or expense reimbursements	[1]	(0.79%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.75%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.75% of average daily net assets of the Fund. This agreement is in effect until March 1, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
EP Asia Small Companies Fund Class A	620	1,133	1,672	3,140

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in equity securities of small capitalization companies located in the Asian countries of China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The Fund’s sub-advisor defines small companies as those companies with market capitalizations, at the time of investment, of below $3 billion. The Fund’s sub-advisor will focus the Fund’s investments on what the sub-advisor believes are financially sound, stable but growing, and dividend paying small cap companies. The Sub-advisor considers a company to be located in a country if at least 50% of the company’s assets are located in that country. The Fund’s investments in equity securities may include common stock, preferred stocks, convertible stock and warrants.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The Fund’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. In addition, the Fund’s investments may underperform particular sectors of the equity market or the equity market as a whole.

Equity Securities Risk. The value of the equity securities, of U.S. or non-U.S. issuers, held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. The stock market has been subject to significant volatility recently which has increased the risk associated with an investment in the Fund.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

Asia Region Risk. There are specific risks associated with investing in the Asia region, including the risk of political, economic, social and religious instability. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects.

Small Company Risk. Investments in securities of small capitalization companies may involve greater risks than investing in large capitalization companies because small sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small sized company stocks, can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically.

Portfolio Turnover Risk. Portfolio turnover risk is the risk that the Fund’s turnover rate may be relatively high. A high turnover rate (100% or more) may lead to higher transaction costs and may result in a greater number of taxable transactions, and it may negatively affect the Fund’s performance.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s sub-advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund

Performance

The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Annual Total Returns For each calendar year at NAV

Highest Calendar Quarter Return at NAV	19.92%	Quarter Ended 3/31/12
Lowest Calendar Quarter Return at NAV	-22.86%	Quarter Ended 9/30/2011

Average Annual Total Returns EP Asia Small Companies Fund		1 Year	Since Inception	Inception Date
Class A		36.49%	4.45%	Dec 1, 2010
Class A - Return After Taxes on Distributions	[1]	36.12%	4.40%	Dec 1, 2010
Class A - Return After Taxes on Distributions and Sale of Fund Shares	[1]	24.02%	3.87%	Dec 1, 2010
MSCI All Country Asia Ex-Japan Small Cap Index (does not reflect deduction for fees, expenses or taxes)		22.40%	(2.92%)	Dec 1, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The MSCI All Country Asia Ex-Japan Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan. The MSCI AC Asia ex Japan Index consists of the following 10 developed and emerging market country indices: China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan, and Thailand.

EP Latin America Fund
EP Latin America Fund
Investment Objective
The Fund’s investment objective is long term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 50 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	EP Latin America Fund Class A
Maximum sales charge (load) imposed on purchases	4.50%
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20
Overnight check delivery fee	15
Retirement account annual maintenance fee and redemption fee requests	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses		EP Latin America Fund Class A
Management fees		1.15%
Distribution (Rule 12b-1) fees		0.25%
Other expenses		2.43%
Total annual fund operating expenses		3.83%
Fee waiver and/or expense reimbursements	[1]	(2.08%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.75%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expense) do not exceed 1.75% of average daily net assets of the Fund. This agreement is in effect until March 1, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
EP Latin America Fund Class A	620	1,384	2,166	4,203

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from November 1, 2011 (commencement date) to October 31, 2012, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in equity securities of Latin American companies of any market capitalization. The Fund considers Latin America to include Mexico, Central America and South America. The Fund considers a company to be a Latin American company if the company is organized in Latin America or it derives at least 50% of its revenues or profits from business activities in Latin America. There are no limits on the geographic allocation of the Fund’s investments within Latin America. The Fund’s sub-advisor, however, anticipates that a substantial portion of the Fund’s investments will be in companies in Brazil, Mexico, Argentina, Colombia, Peru and Chile. The Fund’s equity investments include common stock, preferred stock, and warrants. The Fund may also invest in American depository receipts ("ADRs"), which are certificates issued by U.S. banks representing specified numbers of shares (or one share) in foreign stocks, that are traded on U.S. exchanges. The Fund is a "non-diversified" fund, which means that the securities laws do not limit the percentage of its assets that it may invest in any one company (subject to certain limitations under the Internal Revenue Code).

In selecting the Fund's investments, the Fund's sub-advisor uses bottom-up fundamental analysis that aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings. Prior to making an investment, the sub-advisor considers factors including, but not limited to: financial statement analysis; quality of management; insider ownership; perceived soundness of the business strategies; ability to sustain a competitive advantage; liquidity; and valuation relative to expected growth.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The Fund’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. In addition, the Fund’s investments may underperform particular sectors of the equity market or the equity market as a whole.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. The stock market has been subject to significant volatility recently which has increased the risk associated with an investment in the Fund.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Latin America Region Risk. Because the Fund’s investments will be focused in the Latin America region with a focus in Brazil, Mexico, Argentina, Colombia, Peru and Chile, the Fund's performance is expected to be closely tied to social, political, and economic conditions within these countries and may be more volatile than the performance of funds that invest in more developed countries and regions. In addition the economy of each of these countries is generally characterized by high interest, inflation, and unemployment rates. Currency fluctuations or devaluations in any country can have a significant effect on the entire region. Because commodities such as agricultural products, minerals, oil, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities

Emerging Market Risk. The economies of countries in the Latin America region are generally considered emerging market economies. Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

Small or Mid-Cap Companies Risk. Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies, because small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes.

Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s sub-advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund

Performance

The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Annual Total Return For each calendar year at NAV

Highest Calendar Quarter Return at NAV	9.34%	Quarter Ended 12/31/2012
Lowest Calendar Quarter Return at NAV	-13.15%	Quarter Ended 6/30/2012

Average Annual Total Returns EP Latin America Fund		1 Year	Since Inception	Inception Date
Class A		3.58%	2.90%	Nov 1, 2011
Class A - Return After Taxes on Distributions	[1]	3.58%	2.90%	Nov 1, 2011
Class A - Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.54%	2.54%	Nov 1, 2011
MSCI EM Latin America Index (does not reflect deduction for fees, expenses or taxes)		5.43%	1.07%	Nov 1, 2011
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The MSCI EM Latin America Index is free float-adjusted market Index that is designed to measure the equity market performance emerging markets.
EP Strategic US Equity Fund
SUMMARY SECTION EP Strategic US Equity Fund
Investment Objective
The Fund’s investment objective is income and long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 50 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	EP Strategic US Equity Fund Class A
Maximum sales charge (load) imposed on purchases	4.50%
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20
Overnight check delivery fee	15
Retirement account annual maintenance fee and redemption fee requests	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses		EP Strategic US Equity Fund Class A
Management fees		0.75%
Distribution (Rule 12b-1) fees		0.25%
Other expenses		5.23%
Acquired fund fees and expenses		0.04%
Total annual fund operating expenses	[1]	6.27%
Fee waiver and/or expense reimbursements	[2]	(4.98%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1][2]	1.29%
[1]	The total annual fund operating expenses and fee waiver do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.25% of average daily net assets of the Fund. This agreement is in effect until March 1, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
EP Strategic US Equity Fund Class A	575	1,802	2,997	5,855

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from March 1, 2012 (commencement date) to October 31, 2012, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities. The Fund’s advisor will focus on U.S. domiciled companies that it believes are benefiting from increasing international sales in attractive overseas markets. The Fund may invest in common stocks of companies of any capitalization, (i.e. total value of publicly traded shares) although it will primarily focus on large and middle-capitalization companies, with market capitalizations of $5 billion or greater, that are considered by the Fund’s advisor to be dividend paying companies. The Fund may also invest in warrants and options on equity securities. In addition, the Fund may invest in exchange-traded funds, (“ETFs”) which are pooled investment vehicles that generally seek to track the performance of specific indices and are traded on exchanges.

The Fund’s advisor will use a top-down approach to target attractive markets, and a bottom-up approach to select companies with the best fundamentals that have exposure to the identified attractive markets. In selecting attractive market opportunities, the Fund’s advisor will look at qualitative factors such as expected growth, inflation and debt levels for the country, and qualitative factors including fiscal and monetary policy outlook, consumer trends and core competencies. The Fund’s advisor will use a number of factors in selecting what it believes to be companies with the best fundamentals, including dividend yield, valuation versus growth in earnings, capital structure, quality of management, corporate governance practices, trading liquidity, strengths and opportunities as compared to a peer group, and business specific risk. The Fund’s advisor will seek to tie both top-down and bottom-up analysis together in order to build a portfolio composed of high quality U.S. companies that have business exposure to the most attractive overseas growth opportunities.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The Fund’s share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market. In addition, the Fund’s investments may underperform particular sectors of the equity market or the equity market as a whole.

Small or Mid-Cap Company Risk. Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant can be exercised prudently.

Options on Stock and Stock Indices Risk. The Fund may not fully benefit from or may lose money on options if changes in their value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

ETF Risk. Investing in one or more ETFs will generally expose the Fund to the risks associated with owning the underlying securities the ETF is designed to track and to management and other risks associated with the ETF itself. The potential lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, as an ETF investor the Fund will bear a proportionate share of an ETF’s fees and expenses, which may adversely affect the Fund’s performance.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if management pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

Performance

The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2012
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb 28, 2013
Effective Date	dei_DocumentEffectiveDate	Mar 1, 2013
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
EuroPac International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION EuroPac International Value Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is income and long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 50 of the Fund’s prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	38.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies located in Europe and the Pacific Rim. The Fund’s advisor considers a country to be part of Europe if it is part of the MSCI European indexes and part of the Pacific Rim if any of its borders touches the Pacific Ocean. In addition, under normal market conditions the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in non-US companies. The Fund will invest in large-, mid-, and small-capitalization companies that are considered by the Advisor to be value oriented and dividend paying companies. The Fund's investments in equity securities may also include preferred stock, convertible securities, warrants and options on equities and stock indices. The Fund may also invest in exchange-traded funds ("ETFs").

The Fund seeks to identify countries, and industries within those countries that are best positioned to perform relative to other countries and industries. In making this determination a number of considerations are taken into account such as expectations for change in valuation of foreign currency, changes in world demand for products or services, diversification of foreign trade practices, policy changes of the foreign government, and expectations for fundamental factors such as interest rates, inflation and GDP growth. Following selection of countries and industries, the Fund will use a bottom-up approach to select individual companies. A number of qualitative and quantitative factors are considered when selecting the companies such as dividend yield, valuation versus growth, capital structure, quality of management, corporate governance practices, liquidity, strengths and opportunities versus the peer group, and business specific risk. The Fund also seeks to identify companies with minimal revenue exposure to the U.S. markets. The Fund will generally hold 50 to 60 securities and seeks low portfolio turnover.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The Fund’s share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market. In addition, the Fund’s investments may underperform particular sectors of the equity market or the equity market as a whole.

Equity Securities Risk:

The value of the equity securities, of U.S. or non-U.S. issuers, held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. The stock market has been subject to significant volatility recently which has increased the risk associated with an investment in the Fund.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Geographic Risk related to Europe. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Unemployment in Europe has historically been high. Many Eastern European countries continue to move toward market economies, however, their markets remain relatively underdeveloped

Geographic Risk related to Pacific Rim. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Pacific Rim region than a fund that is more geographically diversified. The Pacific Rim region includes countries in all stages of economic development; however, it has a higher prevalence of “emerging market” countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

Small or Mid-Cap Company Risk. Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have a limited track record and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small and mid-sized company stocks, can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically

Liquidity Risk. Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Risks Affecting Specific Issuers. The value of an equity security may decline in response to developments affecting the specific issuer, even if the overall industry or economy is unaffected. These developments may include a variety of factors, such as management problems or corporate disruption, declines in revenues and increases in costs, and factors that affect the issuer’s competitive position.

Preferred Stock Risk. The prices of preferred stocks typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall.

Convertible Securities Risk. The value of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuers, and the ability of those issuers to repay principal and to make interest payments.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant can be exercised prudently.

Options on Stock and Stock Indices Risk. The Fund may not fully benefit from or may lose money on options if changes in their value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

ETF Risk. Investing in one or more ETFs will generally expose the Fund to the risks associated with owning the underlying securities the ETF is designed to track and to management and other risks associated with the ETF itself. The potential lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, as an ETF investor the Fund will bear a proportionate share of an ETF’s fees and expenses, which may adversely affect the Fund’s performance.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns For each calendar year at NAV
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	10.71%	Quarter Ended 3/31/12
Lowest Calendar Quarter Return at NAV	-20.65%	Quarter Ended 9/30/2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.65%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

The Morgan Stanley Capital International (MSCI) World Ex USA Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States.

EuroPac International Value Fund | MSCI World Ex USA Value Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 7, 2010
EuroPac International Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPIVX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20
Overnight check delivery fee	imsteuropac_CheckFee	15
Retirement account annual maintenance fee and redemption fee requests	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.90%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.75%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	620
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,006
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,417
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,561
2011	rr_AnnualReturn2011	(12.84%)
2012	rr_AnnualReturn2012	13.59%
1 Year	rr_AverageAnnualReturnYear01	8.43%
Since Inception	rr_AverageAnnualReturnSinceInception	1.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 7, 2010
EuroPac International Value Fund | Class A | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.28%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 7, 2010	[2]
EuroPac International Value Fund | Class A | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.09%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 7, 2010	[2]
EuroPac International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	EuroPac International Bond Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is current income and capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 50 of the Fund’s prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	84.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities of issuers located in Europe and the Pacific Rim. The Fund’s advisor considers a country to be part of Europe if it is part of the MSCI European indexes and part of the Pacific Rim if any of its borders touches the Pacific Ocean. Fixed income securities in which the Fund may invest include debt obligations of developed and emerging market governments, their agencies and instrumentalities, asset-backed securities, investment grade and non-investment grade corporate debt obligations, and convertible bonds. Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments. Investment grade fixed income securities include securities rated BBB- or higher by Standard & Poor's Corporation ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated by S&P or Moody's, determined by the Fund’s advisor to be of comparable quality. Although the Fund may invest in fixed income securities rated in any category, it will primarily invest in investment grade securities. The Fund may invest in securities, including sovereign debt securities, denominated in U.S. dollars or in foreign currencies.

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms. In addition, these securities may make principal payments that are fixed, variable or both. There is no limit on the maturity of any security held by the Fund. Although the Fund’s advisor expects to maintain an intermediate- to long-term weighted average maturity for the Fund, there are no maturity restrictions on the overall portfolio or on individual securities. In addition, the Fund may use derivatives, such as forward contracts and currency and interest rate swaps, as a hedge (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Fund’s advisor will first select foreign currency compositions based on an evaluation of various macroeconomic factors including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, and trade and current account balances. Once the advisor establishes currency compositions, it will then select fixed income securities that it believes offer attractive income and/or capital appreciation potential with a reasonable level of risk. The Fund generally invests where relative combinations of fixed-income returns and currency exchange rates appear attractive. The Fund’s advisor may sell securities for a variety of reasons, but in most cases it will be to adjust the portfolio’s average maturity, credit quality or yield, or to change geographic or currency exposures.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk of Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The Fund’s debt security investments may underperform particular sectors of the debt market or the debt market as a whole.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Geographic Risk related to Europe. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Unemployment in Europe has historically been high. Many Eastern European countries continue to move toward market economies; however, their markets remain relatively underdeveloped

Geographic Risk related to Pacific Rim. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Pacific Rim region than a fund that is more geographically diversified. The Pacific Rim region includes countries in all stages of economic development; however, it has a higher prevalence of “emerging market” countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

Credit Risk. An issuer of a debt security or counterparty could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments in fixed income securities and preferred stock. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

Liquidity Risk. Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

High Yield (“Junk”) Bond Risk. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment-grade securities.

Derivatives Risk. To the extent the Fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses resulting from leverage. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns For each calendar year at NAV
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	4.49%	Quarter Ended 3/31/12
Lowest Calendar Quarter Return at NAV	-6.74%	Quarter Ended 9/30/2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.74%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock	The Citigroup Non-U.S. Dollar World Government Bond Index is an index of fixed rate government bonds with a maturity of one year or longer and amounts outstanding of at least U.S. $25 million.
EuroPac International Bond Fund | Citigroup Non USD World Government Bond Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.51%
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2010
EuroPac International Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPIBX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20
Overnight check delivery fee	imsteuropac_CheckFee	15
Retirement account annual maintenance fee and redemption fee requests	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.43%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.15%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	562
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	825
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,109
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,915
2011	rr_AnnualReturn2011	(0.43%)
2012	rr_AnnualReturn2012	7.99%
1 Year	rr_AverageAnnualReturnYear01	3.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2010
EuroPac International Bond Fund | Class A | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.01%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2010	[2]
EuroPac International Bond Fund | Class A | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.00%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2010	[2]
EuroPac Hard Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	EuroPac Hard Asset Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objectives are appreciation of capital and protection against inflation
Secondary objectives	rr_ObjectiveSecondaryTextBlock	and secondarily current income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 50 of the Fund’s prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	9.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in hard asset securities of companies located in Europe and the Pacific Rim. The Fund’s advisor defines hard asset securities as equity and fixed income securities of companies that derive at least 50% of gross revenue or profit from production or distribution of precious metals, natural resources, real estate or other commodities. The Fund’s advisor considers a country to be part of Europe if its index is part of the MSCI European indexes or part of the Pacific Rim if any of its borders touches the Pacific Ocean. The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest more of its assets in fewer positions than "diversified" mutual funds. The Fund may invest in securities, including sovereign debt securities, denominated in U.S. dollars or in foreign currencies.

The Fund may invest without limitation in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector. The Fund will invest in large-, mid-, and small-capitalization companies that are considered by the Fund’s advisor to be value oriented and dividend paying companies. The Fund's investments in equity securities will include common stock and may include preferred stock, convertible securities, warrants and options on equities and stock indices. The Fund may also invest in exchange-traded funds ("ETFs"), which are investment companies that invest in portfolios of securities designed to track particular market segments or indices and whose shares are bought and sold on securities exchanges. The Fund may also invest in real estate investment trust (“REITs”) which are securities that sells like a stock on the major exchanges and invests in real estate directly, either through properties or mortgages.

The Fund may invest in precious metals and inflation linked floating rate bonds denominated in foreign currencies. The Fund will normally invest in bonds that have remaining maturities at the time of purchase of five years or less, and short duration of less than 1 1/2 years. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security. Although the Fund may invest in bonds rated in any category, it will primarily invest in investment grade securities.

The Fund may use derivatives, such as commodity futures and currency and interest rate futures, as a hedge (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

In selecting investments for the Fund, the Advisor seeks to identify hard asset securities and other securities in countries and currencies that will be most effective as a hedge against inflation and the U.S. dollar weakness, and provide the best potential for capital appreciation, given the outlook on the economy. In making this determination the Advisor will assess the current world economic climate, and the potential for growth and inflation. The advisor will also attempt to target countries and currencies that it believes will provide long term capital appreciation and provide reliable protection against inflation and U.S. dollar weakness.

When current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality fixed income securities. When the Fund takes a temporary defensive position, it may not achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk of Equity Securities. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in the issuer’s financial condition and prospects and on overall market and economic conditions. The Fund’s share price may be affected by an overall decline in the stock market. In addition, the Fund’s investments may underperform particular sectors of the equity market or the equity market as a whole.

Small or Mid-Cap Company Risk. Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small and mid-sized company stocks, can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically

Market Risk of Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The Fund’s debt security investments may underperform particular sectors of the debt market or the debt market as a whole.

Hard Asset Sectors Risk. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Fund may be susceptible to financial, economic, political, or market events, as well as government regulation, impacting hard asset sectors (such as the precious metals, natural resources, and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Geographic Risk related to Europe. The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Unemployment in Europe has historically been high. Many Eastern European countries continue to move toward market economies, however, their markets remain relatively underdeveloped

Geographic Risk related to Pacific Rim. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Pacific Rim region than a fund that is more geographically diversified. The Pacific Rim region includes countries in all stages of economic development; however, it has a higher prevalence of “emerging market” countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

Credit Risk. An issuer of a debt security or counterparty could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments in fixed income securities and preferred stock. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

Liquidity Risk. Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in emerging market countries.

Derivatives Risk. To the extent the Fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses resulting from leverage. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value.

Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return For each calendar year at NAV
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	15.73%	Quarter Ended 9/30/12
Lowest Calendar Quarter Return at NAV	-8.24%	Quarter Ended 6/30/12

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.24%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

The S&P Global Natural Resources Sector Index includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified, liquid and investable equity exposure across three primary commodity-related sectors: Agribusiness, Energy, and Metals & Mining.

EuroPac Hard Asset Fund | S&P Global Natural Resources Sector Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2011
EuroPac Hard Asset Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPHAX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20
Overnight check delivery fee	imsteuropac_CheckFee	15
Retirement account annual maintenance fee and redemption fee requests	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.98%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.45%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.82%	[1],[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	627
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,122
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,643
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,065
2012	rr_AnnualReturn2012	8.19%
1 Year	rr_AverageAnnualReturnYear01	3.36%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2011
EuroPac Hard Asset Fund | Class A | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.26%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.86%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2011	[2]
EuroPac Hard Asset Fund | Class A | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.54%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.78%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2011	[2]
EP China Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	EP China Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 50 of the Fund’s prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	90.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. dollar denominated publicly traded stocks of companies of all capitalizations that are economically tied to China or its special administrative regions. In furtherance of its principal investment strategy, the Fund may purchase shares issued by Chinese companies that are listed on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, the Hong Kong Stock Exchange, or the New York Stock Exchange; shares issued by Hong Kong companies that are owned or controlled by Chinese government bodies and listed on the Hong Kong Stock Exchange; and shares of companies that conduct business in China but are listed in overseas markets. The Fund’s sub-advisor will focus the Fund’s investments in, but not limit them to, dividend-paying Chinese companies.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The Fund’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. In addition, the Fund’s investments may underperform particular sectors of the equity market or the equity market as a whole.

Equity Securities Risk. The value of the equity securities, of U.S. or non-U.S. issuers, held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. The stock market has been subject to significant volatility recently which has increased the risk associated with an investment in the Fund.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

China Specific Risk. There are specific risks associated with investing in China, including the risk of severe political or military disruption. The risk of nationalization, expropriation or confiscation of property may be higher in China than in other countries. In addition, China has a long history of tensions with its neighbors. There have been long-running territorial disputes with several neighbors including the continuing dispute over the status of Taiwan. Military conflict with other countries could disrupt economic development and could destabilize the entire region.

Small or Mid-Cap Company Risk. Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small and mid-sized company stocks, can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s sub-advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns For each calendar year at NAV
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	18.78%	Quarter Ended 9/30/2010
Lowest Calendar Quarter Return at NAV	-26.82%	Quarter Ended 9/30/2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.82%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

The Morgan Stanley Capital International (MSCI) China Index is constructed according to the MSCI Global Investable Market Index (GIMI) family. The MSCI China Index is part of the MSCI Emerging Markets Index.

EP China Fund | MSCI China Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.75%
Since Inception	rr_AverageAnnualReturnSinceInception	1.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2009
EP China Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPHCX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20
Overnight check delivery fee	imsteuropac_CheckFee	15
Retirement account annual maintenance fee and redemption fee requests	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.18%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.75%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	620
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,062
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,529
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,818
2010	rr_AnnualReturn2010	23.02%
2011	rr_AnnualReturn2011	(32.22%)
2012	rr_AnnualReturn2012	18.05%
1 Year	rr_AverageAnnualReturnYear01	12.68%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2009
EP China Fund | Class A | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.60%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.54%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2009	[2]
EP China Fund | Class A | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.51%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.82%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2009	[2]
EP Asia Small Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	EP Asia Small Companies Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 50 of the Fund’s prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	84.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in equity securities of small capitalization companies located in the Asian countries of China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. The Fund’s sub-advisor defines small companies as those companies with market capitalizations, at the time of investment, of below $3 billion. The Fund’s sub-advisor will focus the Fund’s investments on what the sub-advisor believes are financially sound, stable but growing, and dividend paying small cap companies. The Sub-advisor considers a company to be located in a country if at least 50% of the company’s assets are located in that country. The Fund’s investments in equity securities may include common stock, preferred stocks, convertible stock and warrants.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The Fund’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. In addition, the Fund’s investments may underperform particular sectors of the equity market or the equity market as a whole.

Equity Securities Risk. The value of the equity securities, of U.S. or non-U.S. issuers, held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. The stock market has been subject to significant volatility recently which has increased the risk associated with an investment in the Fund.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

Asia Region Risk. There are specific risks associated with investing in the Asia region, including the risk of political, economic, social and religious instability. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects.

Small Company Risk. Investments in securities of small capitalization companies may involve greater risks than investing in large capitalization companies because small sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small sized company stocks, can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically.

Portfolio Turnover Risk. Portfolio turnover risk is the risk that the Fund’s turnover rate may be relatively high. A high turnover rate (100% or more) may lead to higher transaction costs and may result in a greater number of taxable transactions, and it may negatively affect the Fund’s performance.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s sub-advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns For each calendar year at NAV
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	19.92%	Quarter Ended 3/31/12
Lowest Calendar Quarter Return at NAV	-22.86%	Quarter Ended 9/30/2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.86%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

The MSCI All Country Asia Ex-Japan Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan. The MSCI AC Asia ex Japan Index consists of the following 10 developed and emerging market country indices: China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan, and Thailand.

EP Asia Small Companies Fund | MSCI All Country Asia Ex-Japan Small Cap Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.40%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2010
EP Asia Small Companies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPASX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20
Overnight check delivery fee	imsteuropac_CheckFee	15
Retirement account annual maintenance fee and redemption fee requests	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.54%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.75%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	620
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,133
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,672
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,140
2011	rr_AnnualReturn2011	(19.57%)
2012	rr_AnnualReturn2012	42.99%
1 Year	rr_AverageAnnualReturnYear01	36.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2010
EP Asia Small Companies Fund | Class A | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	36.12%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2010	[2]
EP Asia Small Companies Fund | Class A | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.02%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2010	[2]
EP Latin America Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	EP Latin America Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 50 of the Fund’s prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from November 1, 2011 (commencement date) to October 31, 2012, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	104.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in equity securities of Latin American companies of any market capitalization. The Fund considers Latin America to include Mexico, Central America and South America. The Fund considers a company to be a Latin American company if the company is organized in Latin America or it derives at least 50% of its revenues or profits from business activities in Latin America. There are no limits on the geographic allocation of the Fund’s investments within Latin America. The Fund’s sub-advisor, however, anticipates that a substantial portion of the Fund’s investments will be in companies in Brazil, Mexico, Argentina, Colombia, Peru and Chile. The Fund’s equity investments include common stock, preferred stock, and warrants. The Fund may also invest in American depository receipts ("ADRs"), which are certificates issued by U.S. banks representing specified numbers of shares (or one share) in foreign stocks, that are traded on U.S. exchanges. The Fund is a "non-diversified" fund, which means that the securities laws do not limit the percentage of its assets that it may invest in any one company (subject to certain limitations under the Internal Revenue Code).

In selecting the Fund's investments, the Fund's sub-advisor uses bottom-up fundamental analysis that aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings. Prior to making an investment, the sub-advisor considers factors including, but not limited to: financial statement analysis; quality of management; insider ownership; perceived soundness of the business strategies; ability to sustain a competitive advantage; liquidity; and valuation relative to expected growth.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The Fund’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. In addition, the Fund’s investments may underperform particular sectors of the equity market or the equity market as a whole.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. The stock market has been subject to significant volatility recently which has increased the risk associated with an investment in the Fund.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Latin America Region Risk. Because the Fund’s investments will be focused in the Latin America region with a focus in Brazil, Mexico, Argentina, Colombia, Peru and Chile, the Fund's performance is expected to be closely tied to social, political, and economic conditions within these countries and may be more volatile than the performance of funds that invest in more developed countries and regions. In addition the economy of each of these countries is generally characterized by high interest, inflation, and unemployment rates. Currency fluctuations or devaluations in any country can have a significant effect on the entire region. Because commodities such as agricultural products, minerals, oil, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities

Emerging Market Risk. The economies of countries in the Latin America region are generally considered emerging market economies. Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

Small or Mid-Cap Companies Risk. Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies, because small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes.

Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s sub-advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return For each calendar year at NAV
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	9.34%	Quarter Ended 12/31/2012
Lowest Calendar Quarter Return at NAV	-13.15%	Quarter Ended 6/30/2012

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.15%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock	The MSCI EM Latin America Index is free float-adjusted market Index that is designed to measure the equity market performance emerging markets.
EP Latin America Fund | MSCI EM Latin America Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.43%
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2011
EP Latin America Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPLAX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20
Overnight check delivery fee	imsteuropac_CheckFee	15
Retirement account annual maintenance fee and redemption fee requests	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.83%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.08%)	[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.75%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	620
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,384
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,166
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	4,203
2012	rr_AnnualReturn2012	8.46%
1 Year	rr_AverageAnnualReturnYear01	3.58%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2011
EP Latin America Fund | Class A | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.58%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2011	[2]
EP Latin America Fund | Class A | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.54%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2011	[2]
EP Strategic US Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION EP Strategic US Equity Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is income and long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 50 of the Fund’s prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from March 1, 2012 (commencement date) to October 31, 2012, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and fee waiver do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities. The Fund’s advisor will focus on U.S. domiciled companies that it believes are benefiting from increasing international sales in attractive overseas markets. The Fund may invest in common stocks of companies of any capitalization, (i.e. total value of publicly traded shares) although it will primarily focus on large and middle-capitalization companies, with market capitalizations of $5 billion or greater, that are considered by the Fund’s advisor to be dividend paying companies. The Fund may also invest in warrants and options on equity securities. In addition, the Fund may invest in exchange-traded funds, (“ETFs”) which are pooled investment vehicles that generally seek to track the performance of specific indices and are traded on exchanges.

The Fund’s advisor will use a top-down approach to target attractive markets, and a bottom-up approach to select companies with the best fundamentals that have exposure to the identified attractive markets. In selecting attractive market opportunities, the Fund’s advisor will look at qualitative factors such as expected growth, inflation and debt levels for the country, and qualitative factors including fiscal and monetary policy outlook, consumer trends and core competencies. The Fund’s advisor will use a number of factors in selecting what it believes to be companies with the best fundamentals, including dividend yield, valuation versus growth in earnings, capital structure, quality of management, corporate governance practices, trading liquidity, strengths and opportunities as compared to a peer group, and business specific risk. The Fund’s advisor will seek to tie both top-down and bottom-up analysis together in order to build a portfolio composed of high quality U.S. companies that have business exposure to the most attractive overseas growth opportunities.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The Fund’s share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market. In addition, the Fund’s investments may underperform particular sectors of the equity market or the equity market as a whole.

Small or Mid-Cap Company Risk. Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant can be exercised prudently.

Options on Stock and Stock Indices Risk. The Fund may not fully benefit from or may lose money on options if changes in their value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

ETF Risk. Investing in one or more ETFs will generally expose the Fund to the risks associated with owning the underlying securities the ETF is designed to track and to management and other risks associated with the ETF itself. The potential lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, as an ETF investor the Fund will bear a proportionate share of an ETF’s fees and expenses, which may adversely affect the Fund’s performance.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if management pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.
EP Strategic US Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPUSX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20
Overnight check delivery fee	imsteuropac_CheckFee	15
Retirement account annual maintenance fee and redemption fee requests	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	5.23%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.27%	[6]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.98%)	[7]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.29%	[6],[7]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	575
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,802
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,997
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	5,855

[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.75% of average daily net assets of the Fund. This agreement is in effect until March 1, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.15% of average daily net assets of the Fund. This agreement is in effect until March 1, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.
[4]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[5]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expense) do not exceed 1.75% of average daily net assets of the Fund. This agreement is in effect until March 1, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.
[6]	The total annual fund operating expenses and fee waiver do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[7]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.25% of average daily net assets of the Fund. This agreement is in effect until March 1, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.